CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating expenses:
Research and development expenses	$ (1,423)	$ (1,731)
General and administrative expenses	(2,094)	(1,968)
Operating loss	(3,517)	(3,699)
Financial expense, net	0	(43)
Net loss and comprehensive loss	$ (3,517)	$ (3,742)
Basic net loss per share	$ (0.33)	$ (0.39)
Diluted net loss per share	$ (0.33)	$ (0.39)
Weighted average number of shares of ordinary share used in computing basic net loss per share	10,634,166	9,562,384
Weighted average number of shares of ordinary share used in computing diluted net loss per share	10,634,166	9,562,384